Interests in Other Entities - Summarized Financial Information of Subsidiaries With Material Non-controlling Interests (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of summarized financial information [line items]
Assets	S/ 3,070,669	S/ 3,233,254
Liabilities	(2,680,846)	(2,891,614)
Assets	3,333,795	4,197,142	S/ 4,775,724
Liabilities	(1,847,533)	(2,048,851)
Revenue	4,085,004	3,899,462	4,014,013
Profit (loss) before income tax	(474,726)	133,948	45,112
Income tax expense	(319,957)	(113,318)	(46,305)
Profit (loss) for the period	(838,642)	57,415	209,238
Discontinued operations	(42,613)	63,736	206,348
Other comprehensive income	(8,620)	14,294	(8,280)
Total comprehensive income for the year	(847,262)	71,709	200,958
Net cash provided from operating activities	592,937	279,273	491,164
Net cash (applied to) provided from investing activities	(130,828)	137,855	348,870
Net cash (applied to) provided from financing activities	(293,849)	(299,923)	(777,661)
(Decrease) increase in cash and cash equivalents, net	168,260	117,205	62,373
Cash and cash equivalents at the beginning of the year	801,140	626,180
Cash and cash equivalents at the end of the year	948,978	801,140	626,180
Viva GyM S.A. and subsidiaries [member]
Disclosure of summarized financial information [line items]
Assets	591,402	720,976
Liabilities	(263,592)	(310,132)
Current net assets (liabilities)	327,810	410,844
Assets	121,529	98,504
Liabilities	(37,851)	(37,154)
Non-current net assets (liabilities)	83,678	61,350
Net assets	411,488	472,194
Revenue	264,401	630,130
Profit (loss) before income tax	30,729	226,945
Income tax expense	(7,000)	(69,166)
Profit (loss) for the period	23,729	157,779
Total comprehensive income for the year	23,729	157,779
Dividends paid to non-controlling interest (Note 35-d)		84,870
Net cash provided from operating activities	28,791	259,992
Net cash (applied to) provided from investing activities	(2,613)	(8,460)
Net cash (applied to) provided from financing activities	(58,722)	(255,979)
(Decrease) increase in cash and cash equivalents, net	(32,544)	(4,447)
Cash and cash equivalents at the beginning of the year	93,262	97,709
Cash and cash equivalents at the end of the year	60,718	93,262	97,709
GyM S.A. and subsidiaries [member]
Disclosure of summarized financial information [line items]
Assets	1,232,486	1,262,588
Liabilities	(1,491,747)	(1,467,953)
Current net assets (liabilities)	(259,261)	(205,365)
Assets	1,100,218	980,653
Liabilities	(486,924)	(413,026)
Non-current net assets (liabilities)	613,294	567,627
Net assets	354,033	362,262
Revenue	2,279,786	1,704,998
Profit (loss) before income tax	(116,081)	(154,452)
Income tax expense	(30,843)	18,559
Profit (loss) for the period	(146,924)	(135,893)
Discontinued operations		44,096
Other comprehensive income	(7,436)	(14,061)
Total comprehensive income for the year	(154,360)	(105,858)
Dividends paid to non-controlling interest (Note 35-d)		4,241
Net cash provided from operating activities	(25,502)	148,754
Net cash (applied to) provided from investing activities	(20,173)	233,150
Net cash (applied to) provided from financing activities	209,514	(388,836)
(Decrease) increase in cash and cash equivalents, net	163,839	(6,932)
Cash and cash equivalents at the beginning of the year	172,628	179,560
Cash and cash equivalents at the end of the year	336,467	172,628	179,560
Norvial S.A. [member]
Disclosure of summarized financial information [line items]
Assets	84,889	109,778
Liabilities	(53,715)	(66,506)
Current net assets (liabilities)	31,174	43,272
Assets	442,186	462,739
Liabilities	(282,358)	(306,261)
Non-current net assets (liabilities)	159,828	156,478
Net assets	191,002	199,750
Revenue	272,679	163,117
Profit (loss) before income tax	24,067	21,104
Income tax expense	(6,815)	(3,885)
Profit (loss) for the period	17,252	17,219
Total comprehensive income for the year	17,252	17,219
Dividends paid to non-controlling interest (Note 35-d)	8,580	8,184
Net cash provided from operating activities	12,514	70,939
Net cash (applied to) provided from investing activities	(33)	(2)
Net cash (applied to) provided from financing activities	(46,045)	(43,536)
(Decrease) increase in cash and cash equivalents, net	(33,564)	27,401
Cash and cash equivalents at the beginning of the year	99,850	72,449
Cash and cash equivalents at the end of the year	66,286	99,850	72,449
GyM Ferrovias S.A. [member]
Disclosure of summarized financial information [line items]
Assets	449,180	534,148
Liabilities	(93,879)	(563,081)
Current net assets (liabilities)	355,301	(28,933)
Assets	623,033	974,688
Liabilities	(668,080)	(716,946)
Non-current net assets (liabilities)	(45,047)	257,742
Net assets	310,254	228,809
Revenue	397,853	577,993
Profit (loss) before income tax	121,079	116,822
Income tax expense	(39,634)	(35,524)
Profit (loss) for the period	81,445	81,298
Total comprehensive income for the year	81,445	81,298
Net cash provided from operating activities	379,882	(161,318)
Net cash (applied to) provided from investing activities	2,845	1,928
Net cash (applied to) provided from financing activities	(273,009)	189,495
(Decrease) increase in cash and cash equivalents, net	109,718	30,105
Cash and cash equivalents at the beginning of the year	191,178	161,073
Cash and cash equivalents at the end of the year	S/ 300,896	S/ 191,178	S/ 161,073